Total
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. These figures also do not reflect any fees or charges imposed by participating insurance companies under their Variable Annuity contracts (VA contracts) or Variable Life Insurance policies (VLI policies), and, if such fees and/or charges were included, the fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares
Management fees	0.60%		0.60%
Distribution and/or service (12b-1) fees	none		0.25%
Shareholder services fees	none	[1]	none
Miscellaneous other expenses	0.07%		0.07%
Total other expenses	0.07%		0.07%
Total annual fund operating expenses	0.67%		0.92%
[1]	Amount represents less than .01%.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The Example does not reflect fees and expenses incurred under VA contracts and VLI policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	68	214	373	835
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	94	293	509	1,131

Expense Example No Redemption - BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	68	214	373	835
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	94	293	509	1,131

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35.09% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues. The fund's sub-adviser, Newton Investment Management Limited (NIM), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), considers a company to be engaged in "sustainable business practices" if the company engages in business practices that are, in NIM's view, sustainable in an economic sense (i.e., the company's strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to ESG matters (e.g., the company's environmental footprint, labor standards, board structure, etc.). Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models. No investment will be made in a company that is considered to be out of line with NIM's sustainable investment process. Examples of such companies may include: tobacco companies due to the health implications of smoking; a company with a large carbon footprint that has no emission reduction plan; or a company that is in direct conflict with the goals of the UN Global Compact (a voluntary corporate initiative that seeks to advance universal principles on human rights, labor, environment and anti-corruption).

The fund invests principally in common stocks. The fund may invest in the stocks of companies with any market capitalization, but focuses on companies with market capitalizations of $5 billion or more at the time of purchase. The fund may invest up to 20% of its net assets in the stocks of foreign companies, including up to 10% of its net assets in the securities of issuers in emerging market countries, that demonstrate attractive investment attributes and sustainable business practices and are considered to be in line with NIM's sustainable investment process. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors. As of June 30, 2023, a significant portion of the fund's portfolio was invested in securities of companies in the technology sector.

NIM seeks attractively-priced companies (determined using both qualitative and quantitative fundamental analysis as described under "Fundamental Research and Analysis" below) that NIM believes are well-managed, have good products or services, have strategic direction and have adopted, or are making progress towards, a sustainable business approach. These are companies that NIM believes should benefit from favorable long-term trends. When selecting stocks for the fund's portfolio, NIM uses an investment process that combines investment themes with fundamental research and analysis, with the consideration of ESG matters.

Investment Themes. Part of NIM's investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a broader context. Therefore, NIM's global industry analysts and responsible investment team consider the context provided by a series of global investment themes, which are designed to define the broader social, financial and political environment as a framework for understanding events, trends and competitive pressures worldwide.

Fundamental Research and Analysis. NIM next conducts fundamental analysis of investment opportunities and uses cross comparisons of companies to identify securities that NIM believes will outperform. NIM investment professionals are responsible for idea generation and selection through investment analysis in a collaborative team environment. Investment professionals are expected to deliver clear and accountable investment recommendations supporting the portfolio construction efforts. NIM's multi-dimensional research platform plays an integral part in the fundamental investment process, delivering insights that NIM believes are key to navigating the fast-changing market environment. In reviewing potential investments, NIM may assess, among other factors, a company's price-to-earnings ratio, positive earnings momentum, earnings per share growth expectations, and earnings stability. NIM also utilizes a variety of valuation techniques, which may include earnings, asset value, cash flow and cost of capital measurements, in conducting its fundamental analysis.

In addition, NIM integrates the consideration of material ESG issues through, among other aspects of its investment process, NIM's ESG review of each individual company, prior to an investment being made in an equity security of a company for the first time. NIM's ESG review is designed to identify potential ESG-related risks and opportunities, and incorporates qualitative and quantitative information and data from internal and external (e.g., index providers and consultants) sources, including research, reports, screenings, ratings and/or analysis.

Sustainable Investment Process. Following the fundamental research and analysis, NIM then employs a sustainable investment process that incorporate elements of negative screening alongside other general and security level (i.e., in terms of a company's activities) ESG-related analysis, using similar data sources as those in the ESG review. Ultimately, in keeping with the investment strategy of the fund, the sustainable investment process seeks to:

- identify and avoid companies that participate in specific areas of activity that NIM deems to be materially harmful from an environmental or social perspective, or do not follow good governance practices. For example, NIM could deem companies that have large carbon footprints without an emissions reduction plan, companies with poor labor standards, or companies that are in direct conflict with the goals of the UN Global Compact ineligible for investment.

- identify and invest in companies that are proactively seeking to manage environmental and/or social factors to generate sustainable returns. This may also include those companies that are contributing to the development of solutions that seek to address environmental and/or social issues, examples of which could include more efficient or reduced use of natural resources or accessibility to healthcare.

There may be situations where the fund will invest in a security of a company that has been identified by NIM as having involvement in potentially harmful activities from an environmental or social perspective. This may arise for certain companies whose activities or operations, typically due to a legacy business mix, have created poor environmental or social outcomes, but are now investing and positively adapting to future needs (for example, this may include energy companies that are preparing for a transition to a lower carbon world). Similarly, in some instances, the fund may invest in a security of a company where NIM determines prevailing ESG information and data provided by external ESG rating providers have not fully captured positive environmental or social-related initiatives of the company.

Ongoing Monitoring. NIM monitors companies held in the fund's portfolio for emerging negative environmental, social or governance issues. This is done through a combination of ongoing qualitative and quantitative research. This research may be supported by engagement with a company's management, including discussion of material ESG issues where relevant. NIM may engage with selected companies to understand better a company's approach to managing emerging ESG issues. NIM may also specifically engage with companies identified as transitioning away from environmentally or socially harmful activities, to help determine the progress being made in achieving their objectives, supporting the changes being made or encouraging further enhancements. Engagement may also be undertaken in an effort to influence and to support change in the business practices or activities of a company and to obtain information that helps NIM achieve a better understanding of the company's circumstances. NIM also makes use of a variety of third-party data and research providers that allow it to monitor changes in the ESG characteristics of a company. NIM typically exercises voting rights at each shareholder meeting of companies held in the fund's portfolio. This activity is undertaken in-house to ensure that the opinions expressed through NIM's voting record are in line with NIM's investment and engagement priorities.

If the fund invests in a company that is subsequently considered to be out of line with NIM's sustainable investment process, NIM will sell the security in a prudent manner, within a predetermined timeframe. In addition, NIM typically will consider selling a security held by the fund as a result of one or more of the following:

● price movement and market activity have created an excessive valuation;

● the valuation of the company has become expensive relative to its peers;

● there has been a significant change in the prospects of the company;

● there has been a change in NIM's view of global investment themes (as described above); or

● profit-taking.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.im.bnymellon.com.

The fund changed its investment objective and strategy on May 1, 2017. Prior to May 1, 2017, the fund's investment objective was to provide capital growth, with current income as a secondary goal. To pursue these goals, until May 1, 2017, the fund, under normal circumstances, invested in the common stocks of companies that, in the opinion of the fund's management, met traditional investment standards and conducted their business in a manner that contributed to the enhancement of the quality of life in America. To determine whether a company contributed to the enhancement of the quality of life in America, the fund considered the company's record in the areas of (1) protection and improvement of the environment and the proper use of natural resources, (2) occupational health and safety, (3) consumer protection and product purity, and (4) equal employment opportunity. In addition, prior to May 1, 2017, investment decisions for the fund were made by investment professionals of another affiliate of BNYM Investment Adviser, who managed the fund as employees of BNYM Investment Adviser.

Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, policyowners should consider them when evaluating and comparing the fund's performance. Policyowners should consult the prospectus for their contract or policy for more information.

Year-by-Year Total Returns as of 12/31 each year (%) Initial Shares

During the periods shown in the chart: Best Quarter Q2, 2020: 21.89% Worst Quarter Q1, 2020: -16.33%
Average Annual Total Returns (as of 12/31/23)
Average Annual Returns - BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares	23.82%	15.13%	10.46%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Service Shares	23.50%	14.85%	10.18%
S&P 500® Index reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%